Convertible Preferred Stock and Stockholders' Deficit - Summary of temporary equity (Detail) $ / shares in Units, $ in Thousands	Jun. 30, 2021 USD ($) $ / shares shares
Temporary Equity [Line Items]
Shares Authorized	336,276,214
Shares Outstanding	294,636,237
Liquidation Preference | $	$ 134,087
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	145,560,097
Purchase Price Per Share | $ / shares	$ 0.39148
Shares Outstanding	119,744,594
Liquidation Preference | $	$ 46,878
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	114,646,041
Purchase Price Per Share | $ / shares	$ 0.48846
Shares Outstanding	105,154,241
Liquidation Preference | $	$ 51,364
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	76,070,076
Purchase Price Per Share | $ / shares	$ 0.51400
Shares Outstanding	69,737,402
Liquidation Preference | $	$ 35,845